UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Octavian Advisors, LP
Address: 745 Fifth Avenue
         New York, New York  10151

13F File Number:  028-12745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Heller
Title:     Controller
Phone:     212.224.9520

Signature, Place, and Date of Signing:

 /s/ Steven Heller     New York, New York/USA     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    $167,506 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
DIANA SHIPPING INC             COM              Y2066G104     4160   464874 SH       SOLE                   464874
GENIE ENERGY LTD               CL B             372284208     4239   438412 SH       SOLE                   438412
GLOBAL EAGLE ACQUISITION COR   UNIT 99/99/9999  37951D201    10150  1000000 SH       SOLE                  1000000
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     3947    79671 SH       SOLE                    79671
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589     2561   104318 SH       SOLE                   104318
MEDCO HEALTH SOLUTIONS INC     COM              58405U102    17765   252697 SH       SOLE                   252697
NEWMONT MINING CORP            COM              651639106    20251   395000 SH       SOLE                   395000
NOVAGOLD RES INC               COM NEW          66987E206    62984  8772093 SH       SOLE                  8772093
OCEAN RIG UDW INC              SHS              Y64354205    17664  1045200 SH       SOLE                  1045200
ORIENT-EXPRESS HOTELS LTD      CL A             G67743107    13977  1370300 SH       SOLE                  1370300
PACIFIC DRILLING SA LUXEMBOU   REG SHS          L7257P106     8134   803700 SH       SOLE                   803700
SOTHEBYS                       COM              835898107     1674    42542 SH       SOLE                    42542